Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parentheticals) - Exercise Of Redeemable Convertible Preferred Stock Warrants [Member]	12 Months Ended
Dec. 31, 2022 shares
Series E Three Redeemable Convertible Preferred Stock [Member]
Class Of Warrants Or Rights Exercised During The Period Units	79,704
Series B Redeemable Convertible Preferred Stock Warrants [Member]
Class Of Warrants Or Rights Exercised During The Period Units	31,010